Revenue from Contracts with Customers - Estimate at Completion Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Revenue	$ 2,879	$ 2,778	$ 2,714
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Revenue	$ (34)	$ (77)	$ (55)
Total % of Revenue	1.00%	3.00%	2.00%